Financial Instruments - Schedule of Impact on Profit Before Income Taxes (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Market Risk [line items]
Impact on profit before income taxes	¥ (791)	¥ (498)
US dollar
Market Risk [line items]
Impact on profit before income taxes	(331)	(297)
Euro
Market Risk [line items]
Impact on profit before income taxes	¥ (73)	¥ (40)